Equity (Details) - USD ($)						1 Months Ended	12 Months Ended
	Oct. 10, 2022	Jan. 06, 2022	Sep. 13, 2021	Jul. 13, 2020	Feb. 26, 2020	Dec. 17, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 14, 2019	Apr. 16, 2019
Equity (Details) [Line Items]
Ordinary share authorized (in Shares)							500,000,000
Ordinary share par value (in Dollars per share)							$ 0.0001
Ordinary share stock issued (in Shares)							1,350,068
Ordinary shares, description							Holders of Class A Ordinary Shares and Class B Class A Ordinary Shares have the same rights except for voting and conversion rights. In respect of matters requiring a shareholder vote, each Class A Ordinary Share will be entitled to 1 vote and each Class B Ordinary Share will be entitled to 15 votes.
Percentage of shares issued to shareholders							6.25%
Economic beneficial interest rate							5.19%
Ownership interest rate							1.31%
After-tax profits percentage							10.00%
Reserve funds percentage							50.00%
Accrued statutory reserve							$ 115,963	$ 397,552	$ 385,689
Percentage of retained earnings							10.00%	10.00%	10.00%
Statutory reserve funds							$ 1,315,017	$ 1,199,054
Net assets							$ 13,314,132	$ 13,198,169
Tax rate							10.00%
IPO [Member]
Equity (Details) [Line Items]
Gross proceeds					$ 13,260,000
Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary share authorized (in Shares)							450,000,000	450,000,000
Ordinary share par value (in Dollars per share)							$ 0.0001	$ 0.0001
Ordinary share stock issued (in Shares)							1,350,068			14,752,352
Gross proceeds		$ 1,908,000
Aggregate offering price						$ 10,400,000
Sale of ordinary shares (in Shares)		1,060,000
Offering price per share (in Dollars per share)		$ 1.8
Aggregation shares (in Shares)	18,000		18,000	18,000
Class A Ordinary Shares [Member] | IPO [Member]
Equity (Details) [Line Items]
Ordinary share par value (in Dollars per share)					$ 0.0001
Ordinary share stock issued (in Shares)					3,000,000
Per share (in Dollars per share)					$ 4
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Equity (Details) [Line Items]
Per share (in Dollars per share)					$ 4
Purchase of additional shares (in Shares)					315,000
Class B Ordinary Share [Member]
Equity (Details) [Line Items]
Ordinary share authorized (in Shares)							50,000,000	50,000,000
Ordinary share par value (in Dollars per share)							$ 0.0001	$ 0.0001
Ordinary share stock issued (in Shares)										5,497,715	10,000
VIE [Member]
Equity (Details) [Line Items]
Statutory reserve funds							$ 1,315,017	$ 1,199,054
Retained earnings
Restricted net assets							$ 13,314,132	$ 13,198,169
Hong Kong [Member]
Equity (Details) [Line Items]
Tax rate							5.00%